UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22570

Brookfield Global Listed Infrastructure Income Fund Inc.
 (Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
 (Address of principal executive offices) (Zip code)

Brian F. Hurley, Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
 (Name and address of agent for service)

855-777-8001
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE INCOME FUND INC.
Schedule of Investments (Unaudited)
March 31, 2018
	Shares	Value
COMMON STOCKS - 138.6%
AUSTRALIA - 3.6%
Pipelines - 0.2%
APA Group	76,194	$463,943
Toll Roads - 3.4%
Macquarie Atlas Roads Group	911,100	4,065,132
Transurban Group	251,300	2,216,115
Total Toll Roads		6,281,247
Total AUSTRALIA		6,745,190
BRAZIL - 0.6%
Water - 0.6%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	113,200	1,198,788
Total BRAZIL		1,198,788
CANADA - 14.5%
Pipelines - 14.5%
Inter Pipeline Ltd.	144,100	2,500,932
Kinder Morgan Canada Ltd. [1]	196,500	2,826,208
Pembina Pipeline Corp.[2]	266,100	8,303,039
TransCanada Corp. [2]	322,100	13,320,517
Total Pipelines		26,950,696
Total CANADA		26,950,696
CHINA - 1.7%
Water - 1.7%
Guangdong Investment Ltd.	1,988,500	3,150,314
Total CHINA		3,150,314
FRANCE - 13.3%
Communications - 2.5%
Eutelsat Communications SA	232,800	4,614,207
Toll Roads - 10.8%
Getlink SE	361,800	5,164,056
Vinci SA [2]	151,600	14,931,873
Total Toll Roads		20,095,929
Total FRANCE		24,710,136
ITALY - 8.8%
Electricity Transmission & Distribution - 1.5%
ACEA SpA	160,360	2,721,605
Gas Utilities - 1.4%
Italgas SpA [2]	439,980	2,629,033
Renewables/Electric Generation - 2.1%
Enel SpA	647,100	3,959,747
Toll Roads - 3.8%
Atlantia SpA [2]	224,300	6,950,249
Total ITALY		16,260,634
MEXICO - 2.4%
Electricity Transmission & Distribution - 1.3%
CFE Capital S de RL de CV [3]	2,217,100	2,323,199

Toll Roads - 1.1%
Promotora y Operadora de Infraestructura SAB de CV	212,500	2,112,961
Total MEXICO		4,436,160
NEW ZEALAND - 2.7%
Airports - 2.7%
Auckland International Airport Ltd. [2]	1,140,800	5,062,195
Total NEW ZEALAND		5,062,195
SPAIN - 5.5%
Airports - 2.9%
Aena SME SA [1]	26,600	5,363,722
Toll Roads - 2.6%
Ferrovial SA [2]	229,182	4,791,677
Total SPAIN		10,155,399
SWITZERLAND - 1.4%
Airports - 1.4%
Flughafen Zurich AG	11,897	2,627,561
Total SWITZERLAND		2,627,561
UNITED KINGDOM - 12.0%
Electricity Transmission & Distribution - 7.1%
National Grid PLC [2]	1,166,591	13,131,684
Water - 4.9%
Pennon Group PLC [2]	582,700	5,267,963
Severn Trent PLC	147,900	3,828,910
Total Water		9,096,873
Total UNITED KINGDOM		22,228,557
UNITED STATES - 72.1%
Communications - 9.6%
American Tower Corp. [2]	99,200	14,417,728
SBA Communications Corp. [2,3]	19,632	3,355,501
Total Communications		17,773,229
Electricity Transmission & Distribution - 10.3%
Avangrid, Inc.	65,900	3,368,808
Edison International [2]	77,100	4,908,186
Sempra Energy [2]	97,800	10,877,316
Total Electricity Transmission & Distribution		19,154,310
Gas Utilities - 4.2%
Southwest Gas Holdings, Inc. [2]	114,200	7,723,346
Master Limited Partnerships - 28.2%
Archrock Partners LP [2]	104,400	1,275,768
Energy Transfer Equity LP	151,100	2,147,131
Energy Transfer Partners LP [2]	624,650	10,131,823
EnLink Midstream Partners LP [2]	353,700	4,831,542
Enterprise Products Partners LP [2]	474,400	11,613,312
MPLX LP [2]	187,800	6,204,912
Oasis Midstream Partners LP	267,400	4,735,654
Plains All American Pipeline LP [2]	299,800	6,604,594
Rice Midstream Partners LP	249,600	4,517,760
Teekay Offshore Partners LP	107,567	244,177
Total Master Limited Partnerships		52,306,673
Midstream - 8.6%
Targa Resources Corp. [2]	202,201	8,896,844
The Williams Companies, Inc. [2]	281,500	6,998,090

Total Midstream		15,894,934
Pipelines - 2.0%
Kinder Morgan, Inc.	248,500	3,742,428
Renewables/Electric Generation - 9.2%
American Electric Power Company, Inc. [2]	76,700	5,260,853
Entergy Corp.	61,700	4,860,726
NRG Yield, Inc. - Class A	280,600	4,613,064
Pattern Energy Group, Inc. [2]	135,900	2,349,711
Total Renewables/Electric Generation		17,084,354
Total UNITED STATES		133,679,274
Total COMMON STOCKS
(Cost $249,327,686)		257,204,904
WARRANTS - 0.1%
UNITED STATES - 0.1%
Master Limited Partnerships - 0.1%
Teekay Offshore Partners LP, Series A [3,4,5]
Expiration: June 2023
Exercise Price: $4.55	276,272	107,746
Teekay Offshore Partners LP, Series B [3,4,5]
Expiration: June 2023
Exercise Price: $4.55	138,136	53,873
Total Master Limited Partnerships		161,619
Total UNITED STATES		161,619
Total WARRANTS
(Cost $0)		161,619
Total Investments - 138.7%
(Cost $249,327,686)		257,366,523
Liabilities in Excess of Other Assets - (38.7)%		(71,834,390)
TOTAL NET ASSETS - 100.0%		$185,532,133
The following notes should be read in conjunction with the accompanying Schedule of Investments.
ADR - American Depositary Receipt
1 - Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of March 31, 2018, the total value of all such securities was $8,189,930 or 4.4% of net assets.

2 - All or portion of this security is pledged as collateral for credit facility.
3 - Non-income producing security.
4 - Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of March 31, 2018, the total value of all such securities was $161,619 or 0.1% of net assets.

5 - Private placement security.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund’s Board of Directors (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services may also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

Securities for which market prices are not readily available or which cannot be valued using the sources described above will be valued using an internal proprietary fair value methodology. For any security warranting such fair value measurement, a memorandum, including the specific methodology and supporting information, will be provided to the Valuation Committee by a portfolio manager or analyst looking to fair value a particular security utilizing the internal proprietary fair value methodology. A portfolio manager or analyst shall use their best efforts to maximize the use of relevant observable inputs and minimize the use of unobservable inputs within their valuation technique. The Valuation Committee shall review the memorandum and supporting information provided by a portfolio manager or analyst and consider all relevant factors as it deems appropriate before approving the fair value recommendation.

The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical assets or liabilities
Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Valuation Committee uses in determining fair value.  If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third-party service provider who is subject to oversight by the Adviser), regularly compares its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third-party pricing service or broker source. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2018:

Description:	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$6,745,190	$-	$6,745,190
Brazil	1,198,788	-	-	1,198,788
Canada	26,950,696	-	-	26,950,696
China	-	3,150,314	-	3,150,314
France	5,164,056	19,546,080	-	24,710,136
Italy	-	16,260,634	-	16,260,634
Mexico	4,436,160	-	-	4,436,160
New Zealand	-	5,062,195	-	5,062,195
Spain	-	10,155,399	-	10,155,399
Switzerland	-	2,627,561	-	2,627,561
United Kingdom	-	22,228,557	-	22,228,557
United States	133,679,274	-	-	133,679,274
Total Common Stocks	171,428,974	85,775,930	-	257,204,904
Warrants:
United States	-	161,619	-	161,619
Total	$171,428,974	$85,937,549	$-	$257,366,523

For further information regarding security characteristics, see the Schedule of Investments.

The fair value of the Fund’s credit facility, which qualifies as a financial instrument under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 Disclosures about Fair Values of Financial Instruments, approximates the carrying amount of $78,000,000. As of March 31, 2018, this financial instrument is categorized as a Level 2 within the disclosure hierarchy.

During the three months ended March 31, 2018, there were transfers from Level 1 to Level 2 of $2,721,605 which represent securities that were previously priced using market close prices and are currently priced using the factor adjusted prices.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Forward Currency Contracts: A forward currency contract (“forward contract”) is an agreement between two parties to buy or sell a currency at an agreed upon price for settlement at a future date. During the period, the forward contract is in existence, changes in the value of the forward contract will fluctuate with changes in the currency exchange rates. The forward contract is marked to market daily and these changes are recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of a forward contract is realized on the settlement date.

The Fund invests in forward contracts to hedge against fluctuations in the value of foreign currencies caused by changes in the prevailing currency exchange rates. The use of forward contracts involves the risk that the counterparties may be unable to meet the terms of their contracts and may be negatively impacted from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Fund did not have any forward contracts outstanding during the three months ended March 31, 2018.

Equity Option Contracts:  When the Fund purchases a put or call option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current fair value of the option purchased, which is based on the last quoted sales price, or if no sale occurred, the last quoted mean price on the reporting date. Premiums paid for purchasing options that expire unexercised are treated by the Fund on the expiration date as realized losses from investments. The difference between the premium and the amount received on writing an option to effect a closing transaction, including brokerage commissions, is also treated as a realized loss or, if the premium is less than the amount received from the closing transaction, as a realized gain. If a call option is exercised, the premium is added to the cost of the purchase of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the proceeds of the securities sold by the Fund.

When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written which is based on the last quoted price, or if no transaction occurred, the last quoted mean price on the reporting date. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the proceeds of the securities sold by the Fund.

In the normal course of its business, the Fund buys and sells financial instruments, including equity options, subscription rights, forward currency contracts, and warrants. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. The derivative financial instruments may be traded on an exchange or negotiated between contracting parties over-the-counter (or “OTC”).

The Fund did not have any written option contracts outstanding during the three months ended March 31, 2018.

Credit facility: The Fund has established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. The Fund pays interest in the amount of 0.70% plus the 3-month London Interbank Offered Rate on the amount outstanding and 0.70% on the line of credit that is unused. For the three months ended March 31, 2018, the average interest rate paid on the line of credit was 2.41% of the average total line of credit amount available to the Fund.

Total line of credit amount available	$ 82,000,000
Line of credit outstanding at March 31, 2018	78,000,000
Line of credit amount unused at March 31, 2018	4,000,000
Average balance outstanding during the period	78,000,000
Interest expense incurred on line of credit during the period	486,471

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brookfield Global Listed Infrastructure Income Fund Inc.

By (Signature and Title)  /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer
Date:   May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer
Date:   May 29, 2018

By (Signature and Title)  /s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer
Date:   May 29, 2018